Basic and Diluted Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Year ended December 31,
	2022	2021	2020
Numerator (thousands):

Net income attributed to Sapiens’ shareholders	$52,595	$47,171	$33,775

Denominator:

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	55,116,832	54,785,243	51,208,319
Stock options and RSU	453,661	805,058	950,958

Denominator for diluted net earnings per share - adjusted weighted average number of shares	55,570,493	55,590,301	52,159,277